June 6,1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Harris Bretall Sullivan & Smith Growth Equity Fund series of the Registrant for the year ended March 31, 1998.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund












                                  Annual Report

                                 March 31, 1998

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

May 1, 1998


Dear Shareholders:

We are pleased to present you with the Annual Report for the Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") for the year-end March 31, 1998.

General Market Overview

It is an old Wall Street postulate that the market loves to climb a "Wall of Worry." Confounding most of the experts, the stock market, as represented by the S&P 500 Index, completed one of its most successful 12-month periods.

The bricks in the current Wall are substantive, with each brick having the potential to create a barrier to increasing financial asset prices. The bricks include: the Asia crisis; creation of a new European currency; turmoil in the Middle East and Saddam Hussein; allegations regarding President Clinton and the potential of a political gridlock in Washington D.C.; slowing of corporate profits; fear of an over heating economy which could disrupt inflation and interest rates and speculation of a potentially over-valued market. However, with the slow erosion of these bricks, stock and bond prices should rise. We forecast that 1998 will be a year of steadily improving investor confidence, thus eroding this "Wall of Worry."

Portfolio Review

Since inception on May 1st of 1996, the Fund's total return through March 31, 1998, was 62.24%, and the average annual total return was 28.75%. Over the past 12 months the Fund has returned a total of 47.02%.

The Fund continues to focus on the high quality health care, consumer, financial service and technology related companies. Our belief is that as the world continues its path towards a global marketplace, high quality U.S. based companies with global franchises such as Coca-Cola Co., General Electric Co. and Johnson & Johnson, will be the major benefactors. Additionally, the high quality technology companies such as Intel Corp., Microsoft Corp., and Cisco Systems, Inc. will benefit as businesses around the world invest in more efficient ways to position themselves for the new competition and marketplace. Health care companies (specifically the large drug companies such as Merck, Pfizer and Abbott Labs), will benefit as the baby boom generation ages and has a desire to live forever. Financial service companies will also benefit as the boomer continues to both accumulate and inherit tremendous wealth. We are confident the Harris Bretall portfolio owns the strongest and best U.S. based companies to take advantage of the positive market environment that we see for many years to come.

Our valuation work shows the market fairly valued, based on 1998 earning estimates. As of March 31, 1998, the Fund was 99% invested.

Outlook

Despite the elements that presently compose the "Wall of Worry," Harris Bretall believes that the Dow Jones Industrial Average will eventually surpass the 20,000 level. The confluence of strong corporate earnings, stable inflation and interest rates, a strong U.S. currency, and a flood of new money will drive the U.S. stock market. With earnings playing such an important part in this equation for success, the Harris Bretall portfolio concentrates on companies that are expected to produce strong and persistent earnings growth.

Today, with the "Wall of Worry" likely to continue to erode, and the power of the money flows unlikely to abate, investors have an unprecedented opportunity-- buy stocks and enjoy the ride.

Sincerely,




/s/                                                    /s/

John J. Sullivan, CFA                                Gordon J. Ceresino
Partner                                              Senior Vice President

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

Value of $10,000 vs the S&P500 and the Russell 1000 Growth Indices Average Annual Total Return
Period Ended March 31, 1998
1 Year.....................47.02%
Since Inception (5/1/96)...28.75%

Qtr               Adj Fund Adj S&P           Adj Russ1
5/1/96            10000    10000            10000
6/30/96           10040    10277.7721       10336.654
9/30/96           10310    10599.755        10708.949
12/31/96          10775.6  11486.958        11355.634
3/31/97           11035.7  11791.2361       11416.609
6/30/97           12836.7  13845.9361       13576.091
9/30/97           13817.2  14884.8664       14596.359
12/31/97          14151.3  15317.2479       14817.932
3/31/98           16224.4  17452.4952       17063.294



Past performance is not predictive of future performance.

      The S&P 500 is a broad market-weighted average of U. S. blue-chip companies. All indices are unmanaged and returns include reinvested dividends. The Russell 1000 Growth Index measures the performance of those Russell 1000 securities with higher price-to-book ratios and higher forecasted growth values.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Capital Goods/Conglomerate: 7.0%
       3,300         General Electric Company................................................            $ 284,419
       4,080         Illinois Tool Works, Inc................................................              264,180
       5,410         Tyco International Ltd..................................................              295,521
                                                                                                           -------
                                                                                                           844,120
                                                                                                           -------
                     Consumer Cyclical: 6.8%
       3,790         The Home Depot, Inc.....................................................              258,194
       4,484         The Interpublic Group of Companies, Inc.................................              278,569
       5,560         Wal-Mart Stores, Inc....................................................              282,517
                                                                                                           -------
                                                                                                           819,280
                                                                                                           -------
                     Consumer Services: 6.7%
       7,353         Cendant Corp.*..........................................................              291,363
       6,135         Mattel, Inc.............................................................              243,099
       2,480         Walt Disney Company.....................................................              264,740
                                                                                                           -------
                                                                                                           799,202
                                                                                                           -------
                     Consumer Staples: 6.7%
       3,310         Colgate-Palmolive Company...............................................              286,729
       2,400         Gillette Company........................................................              284,850
       2,792         Procter & Gamble Company................................................              235,575
                                                                                                           -------
                                                                                                           807,154
                                                                                                           -------
                     Drugs/Biotechnology: 11.1%
       3,200         Abbott Laboratories.....................................................              241,000
       2,245         Bristol-Myers Squibb Company............................................              234,182
       2,100         Merck & Company, Inc....................................................              269,587
       3,000         Pfizer, Inc.............................................................              299,063
       3,500         Schering-Plough Corp....................................................              285,906
                                                                                                           -------
                                                                                                         1,329,738
                                                                                                         ---------
                     Electronics: 1.8%
       5,000         Solectron Corp.*........................................................              211,250
                                                                                                           -------

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial: 14.2%
       1,942         American International Group, Inc.......................................            $ 244,571
       2,920         BankAmerica Corp.    ...................................................              241,265
       5,400         Charles Schwab Corp.....................................................              205,200
       1,700         Citicorp................................................................              241,400
       4,000         Federal National Mortgage Company.......................................              253,000
       2,935         Merrill Lynch & Company, Inc............................................              243,605
       6,460         Norwest Corp............................................................              268,494
                                                                                                           -------
                                                                                                         1,697,535
                                                                                                         ---------
                     Food and Beverage: 6.5%
       3,500         Coca-Cola Company.......................................................              271,031
       6,800         ConAgra, Inc............................................................              218,450
       6,755         PepsiCo, Inc............................................................              288,354
                                                                                                           -------
                                                                                                           777,835
                                                                                                           -------
                     Health Products: 2.1%
       3,380         Johnson & Johnson.......................................................              247,796
                                                                                                           -------

                     Machinery: 1.9%
       5,850         Dover Corp..............................................................              222,300
                                                                                                           -------

                     Medical: 1.8%
       4,130         Medtronic, Inc..........................................................              214,244
                                                                                                           -------

                     Retail: 11.0%
       3,100         Dayton Hudson Corp......................................................              272,800
       6,100         Kroger Company*.........................................................              281,744
       7,100         Rite Aid Corp...........................................................              243,175
       7,340         Safeway, Inc.*..........................................................              271,121
       5,400         Starbucks Corp.*........................................................              244,687
                                                                                                           -------
                                                                                                         1,313,527
                                                                                                         ---------
See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 1998, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Technology/Defense: 9.0%
       6,000         Autodesk, Inc...........................................................            $ 258,750
       3,820         Automatic Data Processing, Inc..........................................              259,999
       3,300         Microsoft Corp.*........................................................              295,350
       8,500         Oracle Systems, Inc.*...................................................              268,281
                                                                                                           -------
                                                                                                         1,082,380
                                                                                                         ---------
                     Telecommunications - Hardware: 13.0%
       7,300         Applied Materials, Inc.*................................................              257,781
       4,312         Cisco Systems, Inc.*....................................................              294,833
       8,030         Compaq Computer Corp....................................................              207,776
       3,000         Intel Corp..............................................................              234,187
       4,000         Linear Technology Corp..................................................              276,000
       4,200         Tellabs, Inc.*..........................................................              281,925
                                                                                                           -------
                                                                                                         1,552,502
                                                                                                         ---------

                     Total Investments in Securities (cost $8,978,919+): 99.6% ..............           11,918,863
                     Other Assets less Liabilities: 0.4%.....................................               52,346
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................          $11,971,209
                                                                                                       ===========

*Non-income producing security.

+ At March 31, 1998, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 2,962,103
                     Gross unrealized depreciation...........................................              (22,159)
                                                                                                           -------
                               Net unrealized appreciation...................................          $ 2,939,944
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $8,978,919) .................................          $11,918,863
      Cash...................................................................................                5,641
      Receivables:
            Due from Advisor.................................................................                2,027
            Dividends .......................................................................                4,437
            Fund shares sold.................................................................                1,000
            Securities sold..................................................................               48,075
      Prepaid expenses.......................................................................               19,837
                                                                                                            ------
                  Total assets ..............................................................           11,999,880
                                                                                                        ----------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,647
            Distribution fees................................................................                6,830
      Accrued expenses.......................................................................               19,194
                                                                                                            ------
                  Total liabilities..........................................................               28,671
                                                                                                            ------

NET ASSETS                                                                                             $11,971,209
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($11,971,209/739,039 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $16.20
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 8,999,336
      Undistributed net realized gain on investments.........................................               31,929
      Net unrealized appreciation on investments.............................................            2,939,944
                                                                                                         ---------
            Net assets ......................................................................          $11,971,209
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF OPERATIONS - For the Year Ended March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 59,939
            Interest.........................................................................               14,914
                                                                                                            ------
                  Total income...............................................................               74,853
                                                                                                            ------

      Expenses
            Advisory fees....................................................................               57,487
            Administration fee...............................................................               30,000
            Distribution fees................................................................               19,162
            Transfer agent fees..............................................................               16,329
            Audit fee........................................................................               15,800
            Fund accounting fees.............................................................               14,023
            Custody fees.....................................................................                9,890
            Reports to shareholders..........................................................                6,544
            Miscellaneous....................................................................                5,323
            Trustee fees.....................................................................                4,026
            Legal fees.......................................................................                3,877
            Registration fees................................................................                  956
            Insurance........................................................................                  295
                                                                                                               ---
                  Total expenses.............................................................              183,712
                  Less: expenses waived and reimbursed.......................................              (84,835)
                                                                                                           -------
                  Net expenses...............................................................               98,877
                                                                                                            ------
                        Net investment loss .................................................              (24,024)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions.....................................               34,322
            Net change in unrealized appreciation on investments.............................            2,750,964
                                                                                                         ---------
                  Net realized and unrealized gain on investments............................            2,785,286
                                                                                                         ---------
                        Net increase in net assets resulting from operations ................          $ 2,761,262
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year          May 1, 1996*
                                                                                   Ended            through
                                                                              March 31, 1998    March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income..............................................        $ (24,024)             $ 53
Net realized gain from security transactions..............................           34,322             9,022
Net change in unrealized appreciation on investments......................        2,750,964           188,980
                                                                                  ---------           -------
      Net increase in net assets resulting from operations ...............        2,761,262           198,055
                                                                                  ---------           -------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.....................................................             -0-             (1,493)
Net realized gain from security transactions..............................           (9,975)              -0-
                                                                                     ------            ------
      Total distributions to shareholders ................................           (9,975)           (1,493)
                                                                                     ------            ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a).................................................        5,753,555         3,269,805
                                                                                  ---------         ---------
      Total increase in net assets .......................................        8,504,842         3,466,367

NET ASSETS
Beginning of period.......................................................        3,466,367            -0-
                                                                                  ---------         ---------
End of period ............................................................      $11,971,209        $3,466,367
                                                                                ===========        ==========

(a) A summary of capital shares transactions is as follows:
                                                                  Year                        May 1, 1996*
                                                                  Ended                          through
                                                             March 31, 1998                  March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                         Shares          Value            Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .........................................     476,406      $6,518,871         327,664      $3,416,156
Shares issued in reinvestment of distributions.......         718           9,975             140           1,488
Shares redeemed......................................     (52,264)       (775,291)        (13,625)       (147,839)
                                                          -------        --------         -------        --------
Net increase.........................................     424,860      $5,753,555         314,179      $3,269,805
                                                          =======      ==========         =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year             May 1, 1996*
                                                                                   Ended               through
                                                                              March 31, 1998       March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period......................................        $11.03               $10.00
Income from investment operations:
      Net investment loss.................................................         (0.02)                0.00
      Net realized and unrealized gain on investments.....................          5.20                 1.04
                                                                                    ----                 ----
Total from investment operations..........................................          5.18                 1.04
                                                                                    ----                 ----

Less distributions:
      From net investment income..........................................          0.00                (0.01)
      From net capital gains..............................................         (0.01)                0.00
                                                                                   -----                 ----
Total distributions.......................................................         (0.01)               (0.01)
                                                                                   -----                -----

Net asset value, end of period............................................        $16.20               $11.03
                                                                                  ======               ======

Total return..............................................................         47.02%               10.36%

Ratios/supplemental data:
Net assets, end of period (millions)......................................         $ 12.0               $ 3.5

Ratio of expenses to average net assets:
      Before expense reimbursement and waiver.............................          2.39%                4.97%+
      After expense reimbursement and waiver..............................          1.29%                1.28%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement and waiver.............................         (1.42)%              (3.69)%+
      After expense reimbursement and waiver..............................         (0.31)%               0.00%+

Portfolio turnover rate...................................................         40.96%               14.62%

Average commission rate paid per share....................................        $.0700                $.0688


*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS at March 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. For the year ended March 31, 1998, the Fund decreased paid-in capital by $24,024 due to the Fund experiencing a net investment loss during the year. Net realized gains and net assets were not affected by this change.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS, Continued
NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended March 31, 1998, Harris Bretall Sullivan & Smith L.L.C. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended March 31, 1998, the Fund incurred $57,487 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.29% of average daily net assets. For the year ended March 31, 1998, the Advisor has waived its fees and reimbursed the Fund for expenses in the amount of $84,835. The cumulative unreimbursed amount paid by the Advisor on behalf of the Fund is $159,087.

      Effective March 31, 1998, the Advisor agreed to amend the expense reimbursement agreement to limit the period within which the Advisor may recoup the above amount from the Fund to no later than March 31, 2001, and subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. In addition, the possible recoupment period of any expense reimbursements in each year subsequent to 1998 will be limited to three years from the year of the reimbursement, and subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $25 million 0.12% of average daily net assets $25 to $50 million 0.07% of average daily net assets $50 to $100 million 0.05% of average daily net assets
      Over $100 million    0.03% of average daily net assets,
                         with a minimum fee of $30,000 annually

      For the year ended March 31, 1998, the Fund incurred $30,000 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS, Continued
NOTE 4 - DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended March 31, 1998, the Fund paid to the Advisor, as Distribution Coordinator, $19,162 in distribution fees.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended March 31, 1998, were $8,711,757 and $2,987,398, respectively.

NOTE 6 - YEAR 2000 ISSUE (UNAUDITED)

      Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems it uses, and those used by the Fund's brokers and other major service providers, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue". Management is assessing its computer systems and the systems compliance issues of its brokers and major service providers. Based on information available to management, the Fund's brokers and major service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient, and the failure of a timely completion of all necessary procedures could have a material adverse effect on the Fund's operations. Management will continue to monitor the status of, and the Fund's exposure to, this issue.

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders of
Harris Bretall Sullivan & Smith Growth Equity Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund"), a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the statement of changes in net assets and the financial highlights for the period from May 1, 1996 (commencement of operations) through March 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Harris Bretall Sullivan & Smith Growth Equity Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, and the changes in its net assets and the financial highlights for period from May 1, 1996 (commencement of operations) through March 31, 1997, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Los Angeles, California
May 1, 1998

                                     Advisor

                     Harris Bretall Sullivan & Smith L.L.C.
                         One Sansome Street, Suite 3300
                             San Francisco, CA 94104
                                 (415) 765-8300
                        Account Inquiries (800) 385-7003

                                   Distributor

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Transfer and Dividend Disbursing Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 385-7003

                              Independent Auditors

                                Ernst & Young LLP
                             515 South Flower Street
                              Los Angeles, CA 90071

                                  Legal Counsel

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.